RULE 24f-2 NOTICE

                                    For

                           TCW/DW BALANCED FUND
                           (File No. 811-7558)

Fiscal Year for Which Notice is filed                  09/30/95

Unsold balance at beginning of fiscal year
     of shares of beneficial interest previously       INAP
     registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year                 1,576,172
 pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during                 $ 14,889,309
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed                $ 68,967,988
     during fiscal year

(3)  Purchase price of shares previously
     applied pursuant to Section 24e-2(a)             $0

(4)  Item (2) less item (3)                           $ 68,967,988


(5)  Item (1) less item (4)                           $(54,078,679)

(6)  Amount of filing fee                             $0


                       By   /s/Sheldon Curtis

                               Sheldon Curtis
                               Vice President and General Counsel

Dated:  November 14, 1995

yh\24f-2\notice.tcw